Derivative instruments - Impact of Derivatives on the Combined Balance Sheets and Combined Statements of Operations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivative instruments
Derivative assets	$ 0	$ 76,513
Derivative liabilities	(4,353,072)	(289,606)
Gain/(loss) on derivative contracts	(17,314,944)	2,928,004	$ 137,440
Realized loss	(13,174,965)	2,837,814	440,723
Unrealized loss	(4,139,979)	90,190	(303,283)
Total	(17,314,944)	2,928,004	137,440
Crude Oil
Derivative instruments
Derivative liabilities	(3,876,240)	(289,606)
Gain/(loss) on derivative contracts	(13,937,479)	2,621,558	47,006
Realized loss	(10,350,846)	2,535,138	423,033
Unrealized loss	(3,586,633)	86,420	(376,027)
Total	(13,937,479)	2,621,558	47,006
Natural Gas
Derivative instruments
Derivative assets		76,513
Derivative liabilities	(476,832)
Gain/(loss) on derivative contracts	(3,377,465)	306,446	90,434
Realized loss	(2,824,119)	302,676	17,690
Unrealized loss	(553,346)	3,770	72,744
Total	$ (3,377,465)	$ 306,446	$ 90,434